Subordinated Debt - Summary of Group's Liabilities Arising from Financing Activities (Details) ₸ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 KZT (₸)	Dec. 31, 2024 KZT (₸)	Mar. 31, 2025 USD ($)	Dec. 31, 2023 KZT (₸)
Disclosure of detailed information about borrowings [line items]
Debt securities issued	₸ 331,992	₸ 51,050	$ 650
Debt Securities Issued [Member]
Disclosure of detailed information about borrowings [line items]
Debt securities issued	331,992	51,050		₸ 99,468
Financing cash flows	277,051	(48,769)
Foreign exchange movement	(709)	0
Changes in amortized cost	4,600	351
Subordinated Debt Securities [Member]
Disclosure of detailed information about borrowings [line items]
Debt securities issued	161	62,416		₸ 62,369
Financing cash flows	(59,103)	0
Foreign exchange movement	0	0
Changes in amortized cost	₸ (3,152)	₸ 47